Annual Fund Operating Expenses - Pioneer High Income Municipal Fund	Dec. 31, 2021
A
Operating Expenses:
Management Fees	0.47%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%	[2]
Total Annual Fund Operating Expenses	0.82%
Less: Fee Waiver and Expense Reimbursement	none	[3]
Net Expenses	0.82%	[3]
C
Operating Expenses:
Management Fees	0.47%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.12%	[2]
Total Annual Fund Operating Expenses	1.59%
Less: Fee Waiver and Expense Reimbursement	none	[3]
Net Expenses	1.59%	[3]
K
Operating Expenses:
Management Fees	0.47%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%	[2]
Total Annual Fund Operating Expenses	0.56%
Less: Fee Waiver and Expense Reimbursement	0.01%	[3]
Net Expenses	0.55%	[3]
Y
Operating Expenses:
Management Fees	0.47%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	0.20%	[2]
Total Annual Fund Operating Expenses	0.67%
Less: Fee Waiver and Expense Reimbursement	0.12%	[3]
Net Expenses	0.55%	[3]

[1]	The fund is a feeder fund that invests in securities through an underlying mutual fund, Pioneer High Income Municipal Portfolio. The information in this table and in the examplebelow reflects the direct fees and expenses of the fund and its allocated share of fees and expenses of Pioneer High Income Municipal Portfolio.
[2]	Other expenses for Class K shares are estimated for the current fiscal year.
[3]	The fund’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.55% and 0.55% of the average daily net assets attributable to Class K shares and Class Y shares, respectively. This expense limitation is in effect through January 1, 2023. There can be no assurance that the adviser will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.